Non-trading investments - Additional Information (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025
Non-BD entities other than investment companies [Member]
Equity Securities without Readily Determinable Fair Value [Line Items]
Unrealized gain	¥ 5,121
Unrealized loss		¥ 3,475
Non Trading Equity Investments [Member]
Equity Securities without Readily Determinable Fair Value [Line Items]
Non-trading equity investments elected for the fair value measurement alternative	¥ 99,209		¥ 95,529